Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Summary of research and development expenses

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Clinical trial related costs	72,721	40,986
Personnel compensation and related costs	41,056	29,356
Other research and development expenses	9,273	3,632
	123,050	73,974